COMMITMENTS AND CONTINGENCIES (Details Narrative) $ in Thousands		1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 14, 2024	Jun. 27, 2024 USD ($)	Jun. 27, 2024 JPY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 JPY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 JPY (¥) shares	Dec. 31, 2023 JPY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 JPY (¥)
Commitments and Contingencies Disclosure [Abstract]
Service contracts											$ 1,190	¥ 187,000,000
Damages compensation				$ 260	¥ 41,362,768
Number of shares transferred								400,000	400,000
Number of shares transferred, value								$ 640	¥ 100,000,000
Funds transferred								$ 120		¥ 19,004,123
Uncompensated damages						$ 360	¥ 55,935,710
Compensation description	On June 14, 2024, the board of directors approved Mr. Kiyotaka Ito’s compensation in the amount of JPY55,935,710 ($0.36 million) uncompensated damages. On June 27, 2024, Mr. Kiyotaka Ito fully paid the JPY55,935,710 ($0.36 million) to the Company. JPY33,577,065 ($0.22 million) to the Company, which equals to (i) JPY55,935,710 ($0.36 million)
Repayment of debt		$ 140	¥ 22,358,645